Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The table below summarizes our earnings generated from our participation in the Cool Pool:

	Six Months Ended June 30,
(in thousands of $)	2019	2018
Time and voyage charter revenues	43,332	64,605
Time charter revenues - collaborative arrangement	23,359	19,353
Voyage, charterhire and commission expenses	(8,092)	(8,600)
Voyage, charterhire and commission expenses - collaborative arrangement	(18,933)	(30,897)
Net income from the Cool Pool	39,666	44,461

Receivables from other related parties:

(in thousands of $)	June 30, 2019	December 31, 2018
Cool Pool	11,205	43,985
	11,205	43,985

Net revenues: The transactions with OneLNG and its subsidiaries for the six months ended June 30, 2019 and 2018 consisted of the following:

	Six months ended June 30,
(in thousands of $)	2019	2018
Management and administrative services revenue	—	1,399
Total	—	1,399

Receivables: The balances with OneLNG and its subsidiaries as of June 30, 2019 and December 31, 2018 consisted of the following:

(in thousands of $)	June 30, 2019	December 31, 2018
Trading balances due from OneLNG (a)	5,207	8,169
Total	5,207	8,169

Net revenues (expenses): The transactions with Golar Partners and its subsidiaries for the six months ended June 30, 2019 and 2018 consisted of the following:

	Six months ended June 30,
(in thousands of $)	2019	2018
Management and administrative services revenue (a)	4,747	3,877
Ship management fees revenue (b)	2,230	2,600
Interest expense on deposits payable (c)	—	(4,484)
Total	6,977	1,993

Payables: The balances with Golar Partners and its subsidiaries as of June 30, 2019 and December 31, 2018 consisted of the following:

(in thousands of $)	June 30, 2019	December 31, 2018
Trading balances owing to Golar Partners and affiliates (d)	247	4,091
Methane Princess lease security deposit movement (e)	(2,383)	(2,835)
Total	(2,136)	1,256

a)
Management and administrative services agreement - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management Limited ("Golar Management"), a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

b)
Ship management fees - Golar and certain of its affiliates charge ship management fees to Golar Partners for the provision of technical and commercial management of Golar Partners' vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.

c)	Interest expense on deposits payable

Deferred purchase price - In May 2017, the Golar Tundra had not commenced her charter and, accordingly, Golar Partners elected to exercise the Tundra Put Right to require us to repurchase Tundra Corp at a price equal to the original purchase price. In connection with Golar Partners exercising the Tundra Put Right, we and Golar Partners entered into an agreement pursuant to which we agreed to purchase Tundra Corp from Golar Partners on the date of the closing of the Tundra Put Sale in return we were required to pay an amount equal to $107.2 million (the "Deferred Purchase Price") plus an additional amount equal to 5% per annum of the Deferred Purchase Price (the "Additional Amount"). The Deferred Purchase Price and the Additional Amount was applied to the net sale price of the Hilli Disposal (defined below) on July 12, 2018.

Deposit received from Golar Partners - On August 15, 2017, we entered into the Hilli Sale Agreement with Golar Partners for the Hilli, or the Hilli Disposal, from the Sellers of the Hilli Common Units in Hilli LLC. On the Closing Date of the Hilli Disposal, Hilli LLC will be the disponent owner of the Hilli. The Disposal Interests represent the equivalent of 50% of the two liquefaction trains, out of a total of four, that are contracted to Perenco and SNH under an eight-year LTA. Concurrent with the execution of the Hilli Sale Agreement, we received a further $70 million deposit from Golar Partners, upon which we pay interest at a rate of 5% per annum. We applied the deposit received and interest accrued to the purchase price on July 12, 2018, upon completion of the Hilli Disposal.

We have accounted for $nil and $2.7 million, and $nil and $1.8 million from the above arrangements as interest expense on the Deferred Purchase Price and the $70 million deposit for the six months ended June 30, 2019 and 2018, respectively.

d)
Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, interest expense and expenses for management, advisory and administrative services and may include working capital adjustments with respect to disposals to the Partnership, as well as charterhire expenses. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us.

e)
Methane Princess Lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.

The transactions with Golar Power and its affiliates for the six months ended June 30, 2019 and 2018 consisted of the following:

	Six months ended June 30,
(in thousands of $)	2019	2018
Management and administrative services revenue	3,011	2,457
Ship management fees income	606	700
Debt guarantee compensation (a)	633	361
Other	—	(247)
Total	4,250	3,271

Payables: The balances with Golar Power and its affiliates as of June 30, 2019 and December 31, 2018 consisted of the following:

(in thousands of $)	June 30, 2019	December 31, 2018
Trading balances due to Golar Power and affiliates (b)	(2,583)	(5,417)
Total	(2,583)	(5,417)

a)
Debt guarantee compensation - In connection with the closing of the formation of the joint venture Golar Power with Stonepeak, Golar Power entered into agreements to compensate Golar in relation to certain debt guarantees relating to Golar Power and its subsidiaries. This compensation amounted to an aggregate of $0.6 million and $0.4 million income for the six months ended June 30, 2019 and 2018, respectively.

b)
Trading balances - Receivables and payables with Golar Power and its subsidiaries are comprised primarily of unpaid management fees, charterhire expenses, advisory and administrative services and may include working capital adjustments in connection with the initial formation of the joint venture and transaction with Stonepeak. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Power and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Power, including ship management and administrative service fees due to us.